Organization and Principal Activities - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Kang Fu International Medical Co., Limited (“Kang Fu”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Registered Location	Hong Kong
Percentage of ownership	100.00%
Date of Incorporation	Oct. 13, 2015
Principal activities	Investment holding
Yangzhou Huada Medical Device Co., Ltd. (“Yangzhou Huada”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Registered Location	Yangzhou
Percentage of ownership	100.00%
Date of Incorporation	Dec. 24, 2001
Principal activities	Medical Equipment Sales
Jiangsu Jiangsu Yada Technology Group Co., Ltd. (“Jiangsu Jiangsu Yada”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Registered Location	Yangzhou
Percentage of ownership	100.00%
Date of Incorporation	Dec. 05, 1991
Principal activities	Medical Equipment Sales
Jiangsu Jiangsu Huadong Medical Device Industrial Co., Ltd. (“Jiangsu Jiangsu Huadong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Registered Location	Yangzhou
Percentage of ownership	100.00%
Date of Incorporation	Nov. 18, 2000
Principal activities	Medical Equipment Sales
Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Registered Location	Hainan
Percentage of ownership	51.00%
Date of Incorporation	Oct. 25, 2023
Principal activities	Medical Equipment Sales
Meihua Future Manufacturing Limited (“Meihua Future”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Registered Location	New York
Percentage of ownership	100.00%
Date of Incorporation	Jul. 31, 2025
Principal activities	SaaS service and development